Basis of preparation of Financial Statements	6 Months Ended
Jun. 30, 2023
Disclosure of changes in accounting estimates [abstract]
Basis of preparation of Financial Statements

2. BASIS OF PREPARATION OF FINANCIAL STATEMENTS

The principal accounting policies applied in the preparation of these Financial Statements are set out below. These policies have been consistently applied, unless otherwise stated.

The Financial Statements of LumiraDx Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Financial Statements were authorized for issue by the Board on September 29, 2023.

The Financial Statements have been prepared under the historical cost convention and in accordance with IAS 34 "Interim Financial Reporting". However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2022, included in the Company’s Annual Report on Form 20-F, which was filed with the U.S. Securities and Exchange Commission on May 1, 2023 (the “Annual Report”).

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated Financial Statements, are disclosed in Note 3 of the Annual Report.

LumiraDx Limited was incorporated on August 24, 2016. On September 29, 2016, the Company acquired all of the outstanding shares of LumiraDx Holdings Limited in a share for share exchange. LumiraDx Holdings Limited was incorporated on September 1, 2014. The consolidated Financial Statements of LumiraDx Limited have been prepared as if the share exchange had occurred on September 1, 2014 to reflect the continuous operations of the Company.

Going concern

The financial statements have been prepared on a going concern basis which the directors consider at this time to be appropriate for the following reasons.

During the six months ended June 30, 2023, the Group incurred a loss for the period of $93,800 and operating cash outflows of $52,039. As of June 30, 2023 the Group had net liabilities of $213,947. The Group has financed its operations principally through issuances of debt and equity securities, and the Group requires ongoing additional funding to continue to develop its commercial operations and research and development projects for future products.

The 2021 Senior Secured Loan matures in March 2024 and contains customary covenants including achieving certain revenue levels throughout the term of the loan and maintaining minimum liquidity levels. On September 26, 2023, the Group entered into the twelfth amendment to the 2021 Senior Secured Loan, to provide for, among other things, continued covenant waivers through October 11, 2023.

In July 2023, the Company engaged advisors to conduct a strategic review of the business of the Company and its subsidiaries and advise on available options. From July 2023 through October 2023, the Company has had strategic discussions with various parties with no outcome as of the date the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2023 are being issued (the “Q2 Financials Issuance Date”).

The Group performed an assessment to determine whether there were conditions or events that, considered in the aggregate, raised substantial doubt about the Group's ability to continue as a going concern within one year after the Q2 Financials Issuance Date. In connection with the assessment, the directors have prepared cash flow forecasts for a period of at least 12 months from the Q2 Financials Issuance Date which indicate at this time that the Group does not have sufficient cash flows and will require additional funding to continue as a going concern. In addition, the covenants on the 2021 Senior Secured Loan will not be met once the waiver expires. Therefore, the Group would be required to obtain further waivers of covenant violations or restructure existing debt obligations.

If the Group is unable to obtain further waivers of covenant violations or restructure existing debt obligations, the Group would be in default under the 2021 Senior Secured Loan and the Lender could elect to declare all amounts outstanding thereunder, together with accrued interest, to be immediately due and payable.

In such an event, the Group has insufficient liquidity to fund payment of the amounts that would be due under the 2021 Senior Secured Loan and, if the Group would be unsuccessful in raising additional capital on acceptable terms, or at all, there can be no assurance that the Group would continue to be financially viable and continue as a going concern.

The Group’s inability to raise additional capital on acceptable terms in the near future, whether for purposes of funding payments required under the 2021 Senior Secured Loan or providing additional liquidity needed for its operations, could have a material adverse effect on its business, prospects, results of operations, liquidity and financial condition.

The Group’s unaudited condensed consolidated financial statements for the six months ended June 30, 2023 have been prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the Q2 Financials Issuance Date. As such, those unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and their carrying amounts, or the amount and classification of liabilities that may result should the Group be unable to continue as a going concern.

Significant Accounting Policies

The accounting policies applied to these interim Financial Statements are the same as those applied in the Group’s last Consolidated Financial Statements as of and for the year ended December 31, 2022.

Management judgements and estimates

The preparation of the interim Financial Statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenses, assets, liabilities and related disclosures. If in the future such estimates and assumptions, which are based on management’s best judgement at the date of the interim Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those applied in the Annual Financial Statements.

Adoption of New Accounting Standards

There have been no recent new accounting standards that have had an impact on the interim Financial Statements. New accounting standards not listed below were assessed and determined to be either not applicable or did not have a material impact on the interim Financial Statements or processes.